INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 64,800	$ 64,800
Less: accumulated amortization	(43,753)	(32,273)
Total intangible assets, net	21,047	32,527
AGM domain name [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	14,800	14,800
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 50,000	$ 50,000